STOCK AWARDS	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
STOCK AWARDS	STOCK AWARDS
Stock-based compensation expense consists of stock-based payment awards made to employees and directors, comprised of restricted stock units, based on their estimated fair values. Stock-based compensation expense recognized in the Company’s condensed combined/consolidated statements of (loss) income and comprehensive (loss) income for the three and six months ended June 30, 2024 and 2023 was based on the vesting of awards granted to date.
2024 Incentive Award Plan (2024 Plan)
On March 31, 2024, the Company’s board of directors and stockholders approved the PACS Group, Inc. 2024 Incentive Award Plan (2024 Plan), which became effective on the date immediately preceding the date on which the Company’s IPO registration statement was declared effective by the Securities and Exchange Commission (SEC). The 2024 Plan allows the Company to make equity-based and cash-based incentive awards to its officers, employees, directors and consultants. The number of shares initially available for issuance under awards granted pursuant to the 2024 Plan (which number includes 15,390,579 shares of common stock issuable upon the vesting of restricted stock unit (RSU) awards granted in connection with the IPO) was equal to 10.25% of the number of shares of common stock outstanding immediately following the completion of the IPO (disregarding the shares issuable under the 2024 Plan).
2024 Employee Stock Purchase Plan (2024 ESPP)
On March 31, 2024, the Company’s board of directors and stockholders approved the 2024 Employee Stock Purchase Plan (2024 ESPP), which became effective on the date immediately preceding the date on which the Company’s registration statement was declared effective by the SEC. The number of shares initially available for issuance pursuant to the 2024 ESPP was equal to the number of shares equal to 1% of the number of shares of common stock outstanding as of immediately following the completion of the IPO (disregarding the shares issuable under the 2024 Plan). As of June 30, 2024 there have been no shares issued under this plan.
Restricted Stock Unit Awards
The Company granted RSU awards to key executives and directors of 15,409,470 and 0 shares during the six months ended June 30, 2024 and 2023, respectively. For certain awards granted to key executives, the stock price used to determine the award fair value was the initial public offering price of $21.00 per share. Subsequent grants to non-employee directors used the market price on the date of respective grant to determine the award fair value. Awards granted to key executives at the time of the IPO vested 25% upon issuance with the remaining shares scheduled to vest in equal increments on an annual basis over the next five years as the grantee meets the requisite service condition. Other awards granted vest over one year. The fair value per share of RSU awards granted during the six months ended June 30, 2024 ranged from $21.00 to $24.85. The fair value per share includes awards to non-employee directors.
A summary of the status of the Company’s non-vested RSU awards for the six months ended June 30, 2024 is presented below (there was no such activity prior to the approval of the 2024 Plan, including in 2023):

	Non-Vested Restricted Stock Unit Awards	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2024	—	$—
Granted	15,409,470	21.00
Vested	(3,847,652)	21.00
Forfeited	—	—
Non-vested at June 30, 2024	11,561,818	$21.01
During the six months ended June 30, 2024, the company granted 18,891 RSU awards to non-employee directors for their service on the Company’s board of directors from the 2024 Plan. The fair value per share of these awards were $24.85 based on the market price on the grant date.
Stock-based compensation expense
Stock-based compensation expense recognized for the Company’s equity incentive plans was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Stock-based compensation expense related to restricted stock unit awards	$90,936	$—	$90,936	$—
Total stock-based compensation expense	$90,936	$—	$90,936	$—
In future periods, the Company expects to recognize approximately $232,736 in stock-based compensation expense for unvested RSU awards that were outstanding as of June 30, 2024. Future stock-based compensation expense will be recognized over 4.8 weighted average years for unvested RSU awards.